Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023 CAD ($) shares	Jan. 31, 2023 CAD ($) shares	Apr. 30, 2022 CAD ($) shares	Apr. 30, 2023 CAD ($) shares	Apr. 30, 2022 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 49,908	$ 50,382		$ 50,382
Balance at end of period	$ 51,506	$ 49,908	$ 47,947	$ 51,506	$ 47,947
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	911,628,796	906,040,097	901,922,630	906,040,097	901,655,952
Equity-settled share-based compensation plans, Number of shares | shares	61,493	131,331	230,540	192,824	1,307,218
Shareholder investment plan, Number of shares | shares	5,337,388	4,746,425	514,216	10,083,813	967,246
Employee share purchase plan, Number of shares | shares	708,052	740,514	515,390	1,448,566	1,048,130
Number of shares issued, Number of shares | shares	917,735,729	911,658,367	903,182,776	917,765,300	904,978,546
Purchase of common shares for cancellation, Number of shares | shares					(1,800,000)
Treasury shares, Number of shares | shares	33,634	(29,571)	(27,844)	4,063	(23,614)
Ending balance, Number of shares | shares	917,769,363	911,628,796	903,154,932	917,769,363	903,154,932
Balance at beginning of period	$ 15,046	$ 14,726	$ 14,457	$ 14,726	$ 14,351
Equity-settled share-based compensation plans	3	6	12	9	71
Shareholder investment plan, Amount	296	272	37	568	73
Employee share purchase plan, Amount	42	44	41	86	81
Number of shares issued, Amount	15,387	15,048	14,547	15,389	14,576
Purchase of common shares for cancellation, Amount					(29)
Treasury shares, Amount	2	(2)	(2)		(2)
Balance at end of period	$ 15,389	$ 15,046	$ 14,545	$ 15,389	$ 14,545